RELATED PARTY TRANSACTIONS (Narrative) (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2004
Related Party Transaction [Line Items]
Principal balance of each promisory noted owed to the "3D Creditors"		$ 3,000
Amount of special principal payment made on each of the promissory notes	317
3D creditor loan extension and modification agreements cap on Wells Fargo borrowings	6,000
Amount the Company's excess availability must be greater than in order to make the special scheduled repayments	500
3D Creditors [Member]
Related Party Transaction [Line Items]
Number of secured promissory notes due to related parties prior to renegotiation (in Notes)	2
Number of amended and restated promissory notes (in Notes)	2
Principal balance of each promisory noted owed to the "3D Creditors"	2,000
Basis spread on variable base if spread plus base is greater than the fixed rate (in Percent)	6.00%
Interest rate if index plus spread is not larger (in Percent)	10.50%
Increased spread added to variable base used, if greater than increased fixed rate (in Percent)	9.00%
Increased interest rate used, if index plus spread is not larger (in Percent)	19.00%
Monthly principal payments	10
Monthly principal payment, after required increase	15
3D Creditors [Member] | First Payment [Member]
Related Party Transaction [Line Items]
Amount of special principal payment made on each of the promissory notes	317
3D Creditors [Member] | Second Payment [Member]
Related Party Transaction [Line Items]
Amount of special principal payment made on each of the promissory notes	300
3D Creditors [Member] | Third Payment [Member]
Related Party Transaction [Line Items]
Amount of special principal payment made on each of the promissory notes	$ 250